OWC Pharmaceutical Research Corp. - Consolidated Balance Sheets (USD $)	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Consolidated Balance Sheets
Cash	$ 1,165,638		$ 1,469,267		$ 2,469
Other assets	0		24,091		0
Total current assets	1,165,638		1,493,358		2,469
Property and equipment, net	28,903		29,454		0
Total assets	1,194,541		1,522,812		2,469
Accounts payable - trade	37,309		16,523		0
Accrued expenses	2,949		43,643		4,000
Accrued interest	0		0		13,863
Advances payable to related parties	0		138		28,436
Current portion of convertible notes payable net of discount	0		0		81,880
Total current liabilities	40,258		60,304		128,179
Total liabilities	40,258		60,304		128,179
Preferred stock	0	[1]	0	[1]	0	[1]
Common stock	797	[2]	784	[2]	217	[2]
Additional paid-in capital	8,052,175		8,000,847		697,278
Common stock subscriptions receivable	(651,730)		(651,730)		0
Subcription payable	50,000		0		0
Accumulated deficit	(6,298,486)		(5,893,878)		(823,205)
Accumulated other comprehensive income	1,527		6,485		0
Total stockholders' equity (deficit)	1,154,283		1,462,508		(125,710)
Total liabilities and stockholders' equity	$ 1,194,541		$ 1,522,812		$ 2,469

[1]	$0.0001 par value. Authorized 20,000,000 shares: none issued and outstanding at March 31, 2015, December 31, 2014 and 2013, respectively.
[2]	$0.0001 par value. Authorized 500,000,000 shares: 79,729,273; 78,429,241 and 21,641,450 shares issued and outstanding at March 31, 2015, December 31, 2014 and 2013, respectively.